Subsidiaries	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Subsidiaries

13	Subsidiaries

The subsidiaries of the Company, all of which are 100% owned as at 31 December 2022, either directly or through subsidiaries where indicated, and have been included in these financial statements in accordance with the details set out in the basis of preparation and basis of consolidation note 1, are as follows:

Name	Registered Office	Nature of Business	Notes
Midatech Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
PharMida AG	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	Dormant	(a) (b)
Midatech Pharma (Wales) Limited	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Trading company
Biodexa Limited (formerly Biodexa Pharmaceuticals Limited)	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ	Dormant

Notes:

(a)	Wholly owned subsidiary of Midatech Limited.

(b)	PharMida AG became dormant in January 2016.